General Information - Impact of IFRS 15 on Group Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impact of initial application of new accounting standards [line item]
Revenue from fee business	$ 1,486	$ 1,379	$ 1,329
Revenue from owned, leased and managed lease hotels	447	351	338
System Fund revenues	1,233	1,242	1,199
Reimbursement of costs	1,171	1,103	1,046
Total revenue	4,337	4,075	3,912
Cost of sales	(706)	(571)	(548)
System Fund expenses	(1,379)	(1,276)	(1,164)
Reimbursed costs	(1,171)	(1,103)	(1,046)
Administrative expenses	(344)	(337)	(345)
Share of gains/(losses) of associates and joint ventures	(1)	3	(2)
Other operating income	14	11	9
Depreciation and amortisation	(80)	(78)	(75)
Operating profit before exceptional items	670	724	741
Impairment charges	0	(18)	(16)
Other exceptional items	(104)	22	(13)
Operating profit	566	728	712
Financial income	5	4	6
Financial expenses	(86)	(76)	(86)
Tax	(133)	(115)	(173)
Profit after tax	$ 352	541	$ 459
Other changes [member]
Disclosure of impact of initial application of new accounting standards [line item]
Revenue from fee business		(188)
Revenue from owned, leased and managed lease hotels		163
System Fund revenues		25
Cost of sales		25
System Fund expenses		(25)
Previously reported [member]
Disclosure of impact of initial application of new accounting standards [line item]
Revenue from fee business		1,600
Revenue from owned, leased and managed lease hotels		184
Total revenue		1,784
Cost of sales		(608)
Administrative expenses		(328)
Share of gains/(losses) of associates and joint ventures		3
Other operating income		11
Depreciation and amortisation		(103)
Operating profit before exceptional items		759
Impairment charges		(18)
Other exceptional items		22
Operating profit		763
Financial income		4
Financial expenses		(89)
Tax		(85)
Profit after tax		593
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of impact of initial application of new accounting standards [line item]
System Fund revenues		1,217
System Fund expenses		(1,251)
Reimbursed costs		(1,103)
Profit after tax		(52)
Increase (decrease) due to application of IFRS 15 [member] | Core IHG [member]
Disclosure of impact of initial application of new accounting standards [line item]
Revenue from fee business		(33)
Revenue from owned, leased and managed lease hotels		4
Reimbursement of costs		1,103
Total revenue		1,074
Cost of sales		12
Reimbursed costs		(1,103)
Administrative expenses		(9)
Depreciation and amortisation		25
Operating profit before exceptional items		(1)
Operating profit		(1)
Tax		(28)
Profit after tax		(29)
Increase (decrease) due to application of IFRS 15 [member] | System Fund [member]
Disclosure of impact of initial application of new accounting standards [line item]
System Fund revenues		1,217
Total revenue		1,217
System Fund expenses		(1,251)
Operating profit before exceptional items		(34)
Operating profit		(34)
Financial expenses		13
Tax		(2)
Profit after tax		$ (23)